Leases - Schedules of Maturity (Details) $ in Thousands	Dec. 31, 2023 USD ($)
Lessee, Operating Lease, Liability, to be Paid, Fiscal Year Maturity [Abstract]
2024	$ 380
2025	205
2026	213
2027	219
2028	226
Thereafter	657
Total undiscounted lease payments	1,900
Less imputed interest	(470)
Total lease liabilities	1,431
Finance Lease, Liability, to be Paid, Fiscal Year Maturity [Abstract]
2024	87
2025	77
2026	9
2027	7
2028	0
Thereafter	0
Total undiscounted lease payments	180
Less imputed interest	(16)
Total lease liabilities	$ 164